ORIX Corporation Shareholders' Equity	6 Months Ended
Sep. 30, 2022
Stockholders' Equity Note [Abstract]
ORIX Corporation Shareholders' Equity
14.	ORIX Corporation Shareholders’ Equity
Information about ORIX Corporation Shareholders’ Equity for the six months ended September 30, 2021 and 2022 are as follows:

(1)	Dividend payments

	Six months ended September 30, 2021	Six months ended September 30, 2022
Resolution	The board of directors on May 20, 2021	The board of directors on May 18, 2022
Type of shares	Common stock	Common stock
Total dividends paid	¥52,438 million	¥55,704 million
Dividend per share	¥43.00	¥46.60
Date of record for dividend	March 31, 2021	March 31, 2022
Effective date for dividend	June 7, 2021	June 3, 2022
Dividend resource	Retained earnings	Retained earnings
Total dividends paid by resolution of the board of directors on May 20, 2021 include ¥92 million of dividends paid to the Board Incentive Plan Trust for the six months ended September 30, 2021. Total dividends paid by resolution of the board of directors on May 18, 2022 include ¥91 million of dividends paid to the Board Incentive Plan Trust for the six months ended September 30, 2022.

(2)	Applicable dividends for which the date of record was in the six months ended September 30, 2021 and 2022, and for which the effective date was after September 30, 2021 and 2022

	Six months ended September 30, 2021	Six months ended September 30, 2022
Resolution	The board of directors on November 4, 2021	The board of directors on November 7, 2022
Type of shares	Common stock	Common stock
Total dividends paid	¥46,957 million	¥50,586 million
Dividend per share	¥39.00	¥42.80
Date of record for dividend	September 30, 2021	September 30, 2022
Effective date for dividend	December 9, 2021	December 6, 2022
Dividend resource	Retained earnings	Retained earnings
Total dividends to be paid by resolution of the board of directors on November 4, 2021 include ¥83 million of dividends to be paid to the Board Incentive Plan Trust for the six months ended September 30, 2021. Total dividends to be paid by resolution of the board of directors on November
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, 2022 include ¥122 million of dividends to be paid to the Board Incentive Plan Trust for the six months ended September 30, 2022.